Inventories - Schedule of Inventories (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Inventory Disclosure [Abstract]
Raw materials and packing materials	¥ 72,879		¥ 32,218
Products	473,534		396,810
Less: impairment allowance	(37,683)		(42,974)
Inventories	¥ 508,730	$ 72,747	¥ 386,054